SHARE OPTION PLAN (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments in lieu of issuing shares	$ 1,478,000	$ 0	$ 0
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, term (in years)	5 years
Number of employees who exercised options	2
Exercised (in shares)	260,000
Shares issued in respect of exercised options (in shares)	100,000
Payments in lieu of issuing shares	1,500,000
Exercised shares not issued (in shares)	160,000
Unrecognized compensation costs related to non-vested options granted	$ 400,000		$ 1,300,000
Average remaining vesting periods	12 months
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period	1 year
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period	3 years